FAIR VALUE CHANGES	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Fair value changes	FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Investment properties	$(269)	$1,710
Transaction related expenses, net of gains	20	(895)
Financial contracts	686	(140)
Impairment and provisions	(808)	(825)
Other fair value changes	(1,052)	(681)
	$(1,423)	$(831)